Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Registrant Name	THOR Industries, Inc.
Entity Incorporation, State or Country Code	DE
Entity Address, City or Town	Elkhart
Entity Address, State or Province	IN
Entity Address, Address Line One	2900 Independence Court
City Area Code	(574)
Local Phone Number	970-7460
Title of 12(b) Security	Common stock (Par value $.10 Per Share)
Entity File Number	1-9235
Trading Symbol	THO
Entity Address, Postal Zip Code	46514-8155
Security Exchange Name	NYSE
Entity Tax Identification Number	93-0768752
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Central Index Key	0000730263